Income Taxes - Total income tax provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current taxes:
Federal	$ 185	$ 133	$ 170
State	4	2	4
Deferred taxes:
Federal	(62)	(27)	(54)
Provision for income taxes as shown in the statement of earnings	$ 127	$ 108	$ 120